Warrants (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Number of warrants forfeited		435,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised	16,666		25,000
Number of warrants granted	300,000	577,045	115,650
Number of warrants forfeited		(435,000)